SHARE-BASED COMPENSATION (Details 5) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Share-based compensation
Total compensation expense	$ 7,504	¥ 48,606	¥ 17,037	¥ 11,852
Cost of revenue
Share-based compensation
Total compensation expense	567	3,670	951	1,665
Sales and marketing expenses
Share-based compensation
Total compensation expense	445	2,882	2,167	3,853
General and administration expenses
Share-based compensation
Total compensation expense	5,989	38,796	10,612	3,833
Research and development expenses
Share-based compensation
Total compensation expense	$ 503	¥ 3,258	¥ 3,307	¥ 2,501